Loan Payable	12 Months Ended
Mar. 31, 2025
Borrowings [abstract]
Loan Payable

Note 12 — Loan Payable

On July 1, 2024, the Company entered into a loan payable with a third party for the purpose of financing its Directors and Officers insurance policy. The unsecured loan at inception was $315,000 for a period of ten months with a 8.15% fixed interest rate. At March 31, 2025, the balance of the loan payable was $32,468. Total payments for the loan totaled $294,197. Interest expense for the year ended March 31, 2025 was $11,666. There was no interest expense for the years ended March 31, 2024 or 2023. There was no accrued interest at March 31, 2025 and 2024.